Assets held for sale and Discontinued operations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets held for sale and discontinued operations [Line Items]
Net operating revenue		R$ 561,141	R$ 977,149
Operating costs		(446,073)	(692,718)
Gross profit		115,068	284,431
Selling expenses from discontinued operations		(16,261)	(11,451)
General and administrative expenses from discontinued operations		(37,874)	(59,410)
Other operational income (expenses) from discontinued operations		(2,374)	(14,903)
Profit (loss) from discontinued operations		(56,509)	(85,764)
Profit (loss) before financial results and taxes		58,559	198,667
Financial results from discontinued operations		(10,806)	455
Operating profit (loss)		47,753	199,122
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		(26,527)	(7,621)
Net income (loss)		21,226	191,501
Proceeds from sale or issue of treasury shares		725,778	0
Income tax on sales gains		(255,433)	0
Net income from discontinued operations	R$ 18,898	491,571	191,501
Other comprehensive income from discontinued operations		0	1,650
Comprehensive income from discontinued operations		R$ 491,571	R$ 193,151